Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development Expenses
Clinical trial related costs	$ 135,652	$ 199,728	$ 255,935
Personnel compensation and related costs	69,079	93,030	119,306
Other research and development expenses	7,378	9,243	11,652
Research and development expenses	$ 212,109	$ 302,001	$ 386,893